                          SHORT-TERM INVESTMENTS TRUST

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                      Supplement dated October 27, 2004 to
         the Statement of Additional Information dated November 24, 2003 as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
                  March 19, 2004, May 18, 2004, July 16, 2004,
                    September 28, 2004 and October 12, 2004


The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:



-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                          HELD BY TRUSTEE
POSITION(s) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS

Robert H. Graham    - 1946          1977      Director and Chairman, A I M Management Group Inc.   None
Trustee and President                         (financial services holding company); Director and
                                              Vice Chairman, AMVESCAP PLC and Chairman of
                                              AMVESCAP PLC - AIM Division (parent of AIM and a
                                              global investment management firm)

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman and
                                              President, A I M Advisors, Inc. (registered
                                              investment advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered investment
                                              advisor), A I M Distributors, Inc. (registered
                                              broker dealer), AIM Investment Services, Inc.,
                                              (registered transfer agent), and Fund Management
                                              Company (registered broker dealer); and Chief
                                              Executive Officer, AMVESCAP PLC - Managed Products

    Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-------------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett    - 1944         1993      Chairman, Crockett Technology Associates             ACE Limited (insurance
Trustee and Chair.                            (technology consulting company)                      company); and Captaris,
                                                                                                   Inc. (unified messaging
                                                                                                   provider)

    Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-------------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley - 1959             2004      Senior Vice President, A I M Management              N/A
Senior Vice President and Chief               Group Inc. (financial services holding
Compliance Officer                            company) and A I M Advisors, Inc.; and Vice
                                              President, A I M Capital Management, Inc.
                                              and A I M Distributors, Inc.

                                              Formerly:  Senior Vice President and
                                              Compliance Director, Delaware Investments
                                              Family of Funds


    Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective December 31, 2003, Gary T. Crum resigned as Senior Vice President of the Trust. Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Messrs. Crum and Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                      Supplement dated October 27, 2004 to
         the Statement of Additional Information dated November 24, 2003 as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
           March 19, 2004, April 5, 2004, May 18, 2004, July 16, 2004,
                    September 28, 2004 and October 12, 2004

The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:



-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(s)
"NAME, YEAR OF BIRTH AND           AND/OR                                                          HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS

Robert H. Graham - 1946             1977      Director and Chairman, A I M Management Group Inc.   None
Trustee and President                         (financial services holding company); Director and
                                              Vice Chairman, AMVESCAP PLC and Chairman of
                                              AMVESCAP PLC - AIM Division (parent of AIM and a
                                              global investment management firm)

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman and
                                              President, A I M Advisors, Inc. (registered
                                              investment advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered investment
                                              advisor), A I M Distributors, Inc. (registered
                                              broker dealer), AIM Investment Services, Inc.,
                                              (registered transfer agent), and Fund Management
                                              Company (registered broker dealer); and Chief
                                              Executive Officer, AMVESCAP PLC - Managed Products

    Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-------------------------------------------------------------------------------------------------------------------------------
"NAME, YEAR OF BIRTH AND           TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH              AND/OR                                                          HELD BY TRUSTEE
THE TRUST                          OFFICER
                                   SINCE
-------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett - 1944            1993      Chairman, Crockett Technology Associates             ACE Limited (insurance
Trustee and Chair.                            (technology consulting company)                      company); and Captaris,
                                                                                                   Inc. (unified messaging
                                                                                                   provider)

    Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-------------------------------------------------------------------------------------------------------------------------------
"NAME, YEAR OF BIRTH AND           TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH              AND/OR                                                          HELD BY TRUSTEE
THE TRUST                          OFFICER
                                   SINCE
-------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley - 1959              2004     Senior Vice President, A I M Management              N/A
Senior Vice President and Chief               Group Inc. (financial services holding
Compliance Officer                            company) and A I M Advisors, Inc.; and Vice
                                              President, A I M Capital Management, Inc.
                                              and A I M Distributors, Inc.

                                              Formerly:  Senior Vice President and
                                              Compliance Director, Delaware Investments
                                              Family of Funds


    Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective December 31, 2003, Gary T. Crum resigned as Senior Vice President of the Trust. Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Messrs. Crum and Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 27, 2004
       to the Statement of Additional Information dated November 24, 2003 as supplemented December 16, 2003, January 16, 2004,
   March 3, 2004, March 19, 2004, April 5, 2004, May 18, 2004, July 16, 2004,
                     September 28, 2004 and October 12, 2004


The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:


------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                     HELD BY TRUSTEE
POSITION(S) HELD WITH THE          OFFICER
TRUST                              SINCE
------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

Robert H. Graham - 1946            1977       Director and Chairman, A I M Management         None
Trustee and President                         Group Inc. (financial services holding
                                              company); Director and Vice Chairman,
                                              AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                              AIM Division (parent of AIM and a global
                                              investment management firm)

                                              Formerly: President and Chief Executive
                                              Officer, A I M Management Group Inc.;
                                              Director, Chairman and President, A I M
                                              Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered
                                              investment advisor), A I M Distributors,
                                              Inc. (registered broker dealer), AIM
                                              Investment Services, Inc., (registered
                                              transfer agent), and Fund Management Company
                                              (registered broker dealer); and Chief
                                              Executive Officer, AMVESCAP PLC - Managed
                                              Products

    Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                     HELD BY TRUSTEE
POSITION(S) HELD WITH THE          OFFICER
TRUST                              SINCE
------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Bruce L. Crockett - 1944           1993       Chairman, Crockett Technology Associates        ACE Limited (insurance
Trustee and Chair.                            (technology consulting company)                 company); and Captaris,
                                                                                              Inc. (unified messaging
                                                                                              provider)

    Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                     HELD BY TRUSTEE
POSITION(S) HELD WITH THE          OFFICER
TRUST                              SINCE
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Lisa O. Brinkley - 1959            2004       Senior Vice President, A I M Management         N/A
Senior Vice President and Chief               Group Inc. (financial services holding
Compliance Officer                            company) and A I M Advisors, Inc.; and Vice
                                              President, A I M Capital Management, Inc.
                                              and A I M Distributors, Inc.

                                              Formerly:  Senior Vice President and
                                              Compliance Director, Delaware Investments
                                              Family of Funds

    Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective December 31, 2003, Gary T. Crum resigned as Senior Vice President of the Trust. Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Messrs. Crum and Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated October 27, 2004
       to the Statement of Additional Information dated November 24, 2003 as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
          March 19, 2004, April 5, 2004, May 18, 2004, July 16, 2004,
                    September 28, 2004 and October 12, 2004


The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                            HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

INTERESTED PERSONS

Robert H. Graham - 1946            1977       Director and Chairman, A I M Management Group Inc.     None
Trustee and President                         (financial services holding company); Director and
                                              Vice Chairman, AMVESCAP PLC and Chairman of
                                              AMVESCAP PLC - AIM Division (parent of AIM and a
                                              global investment management firm)

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman and
                                              President, A I M Advisors, Inc. (registered
                                              investment advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered investment
                                              advisor), A I M Distributors, Inc. (registered
                                              broker dealer), AIM Investment Services, Inc.,
                                              (registered transfer agent), and Fund Management
                                              Company (registered broker dealer); and Chief
                                              Executive Officer, AMVESCAP PLC - Managed Products

    Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                            HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Bruce L. Crockett - 1944           1993       Chairman, Crockett Technology Associates               ACE Limited (insurance
Trustee and Chair                             (technology consulting company)                        company); and Captaris,
                                                                                                     Inc. (unified messaging
                                                                                                     provider)

    Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND           AND/OR                                                            HELD BY TRUSTEE
POSITION(S) HELD WITH              OFFICER
THE TRUST                          SINCE
-----------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley - 1959            2004       Senior Vice President, A I M Management                N/A
Senior Vice President and Chief               Group Inc. (financial services holding
Compliance Officer                            company) and A I M Advisors, Inc.; and Vice
                                              President, A I M Capital Management, Inc.
                                              and A I M Distributors, Inc.

                                              Formerly:  Senior Vice President and
                                              Compliance Director, Delaware Investments
                                              Family of Funds

    Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective December 31, 2003, Gary T. Crum resigned as Senior Vice President of the Trust. Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Messrs. Crum and Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.


The following replaces in its entirety the first four paragraphs under the section PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES" on page 17 of the Statement of Additional Information.

           "Before the initial purchase of shares, an investor must submit a completed account application, either directly or through his financial intermediary, to AIM Investment Services, Inc. at P.O. Box 0843, Houston, Texas 77001-0873. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AISI.

           Purchase and redemption orders must be received in good order. To be in good order, the investor or the financial intermediary must give AISI all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

           An investor or financial intermediary may submit a written request to AISI for correction of transactions involving Portfolio shares. If AISI agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolio for any resulting loss."

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                      Supplement dated October 27, 2004
       to the Statement of Additional Information dated November 24, 2003 as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
      March 19, 2004, April 5, 2004, May 18, 2004, July 16, 2004, September
                          28, 2004 and October 12, 2004


The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

Robert H. Graham - 1946        1977           Director and Chairman, A I M Management Group Inc.    None
Trustee and President                         (financial services holding company); Director and
                                              Vice Chairman, AMVESCAP PLC and Chairman of AMVESCAP
                                              PLC - AIM Division (parent of AIM and a global
                                              investment management firm)

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman
                                              and President, A I M Advisors, Inc. (registered
                                              investment advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered investment
                                              advisor), A I M Distributors, Inc. (registered
                                              broker dealer), AIM Investment Services, Inc.,
                                              (registered transfer agent), and Fund Management
                                              Company (registered broker dealer); and Chief
                                              Executive Officer, AMVESCAP PLC - Managed Products

    Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Bruce L. Crockett - 1944       1993           Chairman, Crockett Technology Associates              ACE Limited (insurance
Trustee and Chair.                            (technology consulting company)                       company); and Captaris,
                                                                                                    Inc. (unified messaging
                                                                                                    provider)

    Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(s)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(s) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Lisa O. Brinkley - 1959        2004           Senior Vice President, A I M Management               N/A
Senior Vice President and                     Group Inc. (financial services holding
Chief Compliance Officer                      company) and A I M Advisors, Inc.; and Vice
                                              President, A I M Capital Management, Inc.
                                              and A I M Distributors, Inc.

                                              Formerly: Senior Vice President and
                                              Compliance Director, Delaware Investments
                                              Family of Funds

    Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective December 31, 2003, Gary T. Crum resigned as Senior Vice President of the Trust. Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Messrs. Crum and Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 27, 2004
       to the Statement of Additional Information dated November 24, 2003 as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
 March 19, 2004, April 5, 2004, May 18, 2004, July 16, 2004, September 28, 2004
                              and October 12, 2004

The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

Robert H. Graham - 1946        1977           Director and Chairman, A I M Management Group Inc.    None
Trustee and President                         (financial services holding company); Director and
                                              Vice Chairman, AMVESCAP PLC and Chairman of AMVESCAP
                                              PLC - AIM Division (parent of AIM and a global
                                              investment management firm)

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman and
                                              President, A I M Advisors, Inc. (registered
                                              investment advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered investment
                                              advisor), A I M Distributors, Inc. (registered
                                              broker dealer), AIM Investment Services, Inc.,
                                              (registered transfer agent), and Fund Management
                                              Company (registered broker dealer); and Chief
                                              Executive Officer, AMVESCAP PLC - Managed Products

    Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Bruce L. Crockett - 1944       1993           Chairman, Crockett Technology Associates              ACE Limited (insurance
Trustee and Chair.                            (technology consulting company)                       company); and Captaris,
                                                                                                    Inc. (unified messaging
                                                                                                    provider)

    Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
"NAME, YEAR OF BIRTH AND       TRUSTEE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH          AND/OR                                                               HELD BY TRUSTEE
THE TRUST                      OFFICER
                               SINCE
-----------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

Lisa O. Brinkley - 1959        2004           Senior Vice President, A I M Management               N/A
Senior Vice President and                     Group Inc. (financial services holding
Chief Compliance Officer                      company) and A I M Advisors, Inc.; and Vice
                                              President, A I M Capital Management, Inc.
                                              and A I M Distributors, Inc.

                                              Formerly:  Senior Vice President and
                                              Compliance Director, Delaware Investments
                                              Family of Funds

    Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective December 31, 2003, Gary T. Crum resigned as Senior Vice President of the Trust. Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Messrs. Crum and Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.


                                       2